UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Dryden Municipal Bond Fund

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 4/30/2009

Date of reporting period: 10/31/2008

Item 1 – Reports to Stockholders

OCTOBER 31, 2008	SEMIANNUAL REPORT

Dryden Municipal Bond Fund/

High Income Series & Insured Series

FUND TYPE

Municipal bond

OBJECTIVE

High Income Series: Maximum amount of income that is eligible for exclusion from federal income taxes

Insured Series: Maximum amount of income that is eligible for exclusion from federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

December 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Municipal Bond Fund

Dryden Municipal Bond Fund	1

Your Series’ Performance

High Income Series

Series objective

The investment objective of the Dryden Municipal Bond Fund/High Income Series is to seek the maximum amount of income that is eligible for exclusion from federal income taxes. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.93%; Class B, 1.13%; Class C, 1.63%; Class Z, 0.63%. Net operating expenses apply to: Class A, 0.88%; Class B, 1.13%; Class C, 1.38%; Class Z, 0.63%, after contractual reduction through 8/31/2009.

Cumulative Total Returns as of 10/31/08
	Six Months	One Year	Five Years	Ten Years
Class A	–10.66%	–12.22%	8.79%	27.67%
Class B	–10.78	–12.53	7.41	24.46
Class C	–10.88	–12.73	6.13	21.45
Class Z	–10.55	–12.08	10.19	30.87
Barclays Capital Muni Bond Index[1]	–4.70	–3.30	14.41	49.96
Barclays Capital Non-Investment-Grade Muni Bond Index[2,3]	–14.11	–18.93	11.47	37.41
Lipper HY Muni Debt Funds Avg.[4]	–15.21	–18.83	0.12	17.81

Average Annual Total Returns[5] as of 9/30/08
		One Year	Five Years	Ten Years
Class A		–9.62%	2.29%	2.70%
Class B		–10.47	2.73	2.87
Class C		–7.10	2.64	2.62
Class Z		–5.50	3.42	3.39
Barclays Capital Muni Bond Index[1]		–1.87	2.84	4.24
Barclays Capital Non-Investment-Grade Muni Bond Index[2,3]		–10.04	4.62	4.26
Lipper HY Muni Debt Funds Avg.[4]		–10.51	1.99	2.57

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Distribution and Yields as of 10/31/08
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent Yield[6] at Tax Rates of
			33%	35%
Class A	$0.25	5.20%	8.20%	8.45%
Class B	$0.24	5.17	8.15	8.40
Class C	$0.23	4.90	7.72	7.96
Class Z	$0.26	5.69	8.97	9.24

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Barclays Capital (LB) Municipal (Muni) Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

2The Barclays Capital (LB) Non-Investment-Grade Municipal (Muni) Bond Index is an unmanaged index of non-rated or Ba1 below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed. The bonds in this index must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must also have a dated date after December 31, 1990, and must be at least one year from their maturity date.

3The inception date of the Barclays Capital Non-Investment-Grade Muni Bond Index is October 1995.

4The Lipper High Yield (HY) Municipal (Muni) Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper HY Muni Debt Funds category for the periods noted. Funds in the Lipper Average invest at least 50% of their assets in lower-rated municipal debt issues.

5The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

6Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Investors cannot invest directly in an index. The returns for the Barclays Capital Indexes and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden Municipal Bond Fund	3

Your Series’ Performance

High Income Series (continued)

Five Largest Issues expressed as a percentage of net assets as of 10/31/08
Memphis Ctr. City Rev., Fin. Corp., Red Birds, Ser. B	4.5%
Connecticut St. G.O., Ser. D	2.6
West Virginia (WV) St. Hosp. Fin. Auth. Hosp. Rev., Oak Hill Hosp., Ser. B, 6.75%, 09/01/30	1.9
Orange Cnty. (CA) Loc. Trans. Auth. Sales Tax Rev., Linked, S.A.V.R.S, R.I.B.S., 6.20%, 02/14/11	1.8
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S. 7.459%, 01/15/28	1.4

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 10/31/08
Aaa	5.3%
Aa	11.0
A	17.3
Baa	28.4
Ba	4.4
B	2.5
Caa	2.3
Not Rated	28.4
Total Investments	99.6
Other assets in excess of liabilities	0.4
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Your Series’ Performance

Insured Series

Series objective

The investment objective of the Dryden Municipal Bond Fund/Insured Series is to seek the maximum amount of income that is eligible for exclusion from federal income taxes, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.98%; Class B, 1.18%; Class C, 1.68%; Class Z, 0.68%. Net operating expenses apply to: Class A, 0.93%; Class B, 1.18%; Class C, 1.43%; Class Z, 0.68%, after contractual reduction through 8/31/2009.

Cumulative Total Returns as of 10/31/08
	Six Months	One Year	Five Years	Ten Years
Class A	–5.21%	–4.57%	8.15%	36.60%
Class B	–5.31	–4.80	6.88	33.29
Class C	–5.44	–5.04	5.45	29.89
Class Z	–5.10	–4.34	9.46	39.81
Barclays Capital Muni Bond Index[1]	–4.70	–3.30	14.41	49.96
Lipper Insured Muni Debt Funds Avg.[2]	–6.09	–6.07	7.25	33.61

Average Annual Total Returns[3] as of 9/30/08
		One Year	Five Years	Ten Years
Class A		–7.34%	0.76%	2.76%
Class B		–8.34	1.18	2.93
Class C		–4.78	1.09	2.67
Class Z		–3.15	1.85	3.43
Barclays Capital Muni Bond Index[1]		–1.87	2.84	4.24
Lipper Insured Muni Debt Funds Avg.[2]		–4.80	1.46	3.00

Dryden Municipal Bond Fund	5

Your Series’ Performance

Insured Series (continued)

Distribution and Yields as of 10/31/08
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent Yield[4] at Tax Rates of
			33%	35%
Class A	$0.20	4.01%	5.98%	6.16%
Class B	$0.19	3.92	5.85	6.03
Class C	$0.18	3.68	5.49	5.66
Class Z	$0.21	4.43	6.61	6.82

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Barclays Capital Municipal (Muni) Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

2The Lipper Insured Municipal (Muni) Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Insured Muni Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in municipal debt issues insured as to timely payment.

3The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

4Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Investors cannot invest directly in an index. The returns for the Barclays Capital Muni Bond Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Five Largest Issues expressed as a percentage of net assets as of 10/31/08
Metro. (NY) Trans. Auth. N.Y. Svc. Contract, Rfdg. Rev., Ser. B, M.B.I.A., 5.50%, 7/01/23	4.2%
Hawaii (HI) Dept. Budget & Fin., Hawaiian Elec. Co. Projs. Rev., Ser. C, A.M.B.A.C., A.M.T., 6.20%, 11/01/29	4.2
Detroit (MI) Wtr. Sup. Sys. Rev., Ser. B, M.B.I.A. (Prerefunded Date 7/01/13), 5.25%, 7/01/32	3.4
Pennsylvania (PA) St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C., 5.50%, 7/01/17	3.0
Metro. (NY) Trans. Auth. N.Y. Svc. Contract, Rfdg. Rev., Ser. B, M.B.I.A., 5.50%, 7/01/19	2.9

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 10/31/08
Aaa	31.6%
Aa	31.5
A	35.6
Total Investments	98.7
Other assets in excess of liabilities	1.3
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

Dryden Municipal Bond Fund	7

Fees and Expenses (Unaudited)

As a shareholder of a Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2008, at the beginning of the period, and held through the six-month period ended October 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Each Series’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Municipal Bond Fund/High Income Series		Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$893.40	0.88%	$4.20
	Hypothetical	$1,000.00	$1,020.77	0.88%	$4.48

Class B	Actual	$1,000.00	$892.20	1.13%	$5.39
	Hypothetical	$1,000.00	$1,019.51	1.13%	$5.75

Class C	Actual	$1,000.00	$891.20	1.38%	$6.58
	Hypothetical	$1,000.00	$1,018.25	1.38%	$7.02

Class Z	Actual	$1,000.00	$894.50	0.63%	$3.01
	Hypothetical	$1,000.00	$1,022.03	0.63%	$3.21

Dryden Municipal Bond Fund	9

Fees and Expenses (continued)

Dryden Municipal Bond Fund/ Insured Series		Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$947.90	0.93%	$4.57
	Hypothetical	$1,000.00	$1,020.52	0.93%	$4.74

Class B	Actual	$1,000.00	$946.90	1.18%	$5.79
	Hypothetical	$1,000.00	$1,019.26	1.18%	$6.01

Class C	Actual	$1,000.00	$945.60	1.43%	$7.01
	Hypothetical	$1,000.00	$1,018.00	1.43%	$7.27

Class Z	Actual	$1,000.00	$949.00	0.68%	$3.34
	Hypothetical	$1,000.00	$1,021.78	0.68%	$3.47

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2008, and divided by the 365 days in the Fund’s fiscal year ending April 30, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of October 31, 2008 (Unaudited)

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 99.6%

Alabama 1.4%
Alabama Spl. Care Facs. Fing. Auth. Mobile Rev., Ascension Health Sr. Credit, Ser. D	Aa1	5.00%	11/15/39	$3,000	$2,435,160
Camden Ind. Dev. Brd. Facs. Rev., Rfdg. Weyerhaeuser,
Ser. A (Prerefunded 12/1/13)(e)	BBB(b)	6.125	12/01/24	1,000	1,111,890
Ser. B, A.M.T. (Prerefunded 12/1/13)(e)	BBB(b)	6.375	12/01/24	1,000	1,098,110
Mobile Indl. Dev. Brd., AL Pwr. Co. (Mandatory put date 3/19/12)	A2	4.75	06/01/34	1,000	1,007,000

					5,652,160

Arizona 3.6%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. D	AA-(b)	5.50	01/01/38	2,500	2,168,850
Coconino Cnty. Poll. Ctrl. Corp. Rev., Tucson Elec. Pwr., Navajo,
Ser. A, A.M.T.	Baa3	7.125	10/01/32	5,000	3,982,900
Ser. B	Baa3	7.00	10/01/32	1,700	1,392,827
Maricopa Cnty. Indl. Dev. Auth. Hlth. Facs. Rev., Catholic Hlthcare. West, Ser. A	A2	5.25	07/01/32	2,500	2,024,450
McAllister Academic Vlg. LLC, Rev., Arizona St. Univ. Hassayampa	A1	5.00	07/01/38	1,500	1,246,455
Pima Cnty. Indl. Dev. Auth. Ed. Rev. Fac.-P.L.C. Charter Schs. Proj.	NR	6.75	04/01/36	1,500	1,196,850
Pinal Cnty. Correct. Facs. Rev., Florence West Prison Proj., Ser. A	BBB(b)	5.25	10/01/19	3,135	2,675,879

					14,688,211

California 8.7%
California Poll. Ctrl. Fin. Auth. Solid Wste. Disp. Rev. Wste. Mgmt., Inc. PJ-Ser. B, A.M.T.	BBB(b)	5.00	07/01/27	1,000	668,900

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	11

Portfolio of Investments

as of October 31, 2008 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

California (cont’d)
California Statewide Cmntys. Dev. Auth. Rev., Kaiser Permanente,
Ser. C (Mandatory put date 6/1/12)	A+(b)	3.85%	11/01/29	$2,000	$1,986,260
Ser. C Rmkt. on 8/1/06	A+(b)	5.25	08/01/31	1,280	1,085,786
Capistrano Uni. Sch. Dist. Cmnty. Facs., Rev. Talega Cmnty. Facs. Dist. #90-2	NR	6.00	09/01/33	1,000	798,110
City of Chula Vista Indl. Dev. Rev., San Diego Gas, A.M.T.	A1	5.00	12/01/27	1,000	784,910
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S. (Converts to 5.875% on 7/15/09)	Baa3	7.459(m)	01/15/28	6,700	5,847,491
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd. Sr., Ser. A-1	Baa3	5.75	06/01/47	2,000	1,309,140
Lake Elsinore Spl. Tax Cmnty. Facs. Dist.-2-Area A-A	NR	5.45	09/01/36	1,500	1,076,850
Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth. Rev., Twelve Bridges	NR	6.20	09/02/25	3,380	2,954,559
Los Angeles Regional Arpts. Impt. Corp. Lse. Rev., American Airlines, Inc., A.M.T.	Caa2	7.50	12/01/24	2,000	1,447,700
Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2, The Oaks Impt. Area, Ser. A	NR	5.90	09/01/27	1,000	831,960
Orange Cnty, Loc. Trans. Auth. Sales Tax Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa2	6.20	02/14/11	7,000	7,406,279
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01- 2, Avalon Ser. A	NR	6.25	09/01/23	3,000	2,609,310
Rancho Cordova Cmnty. Facs. Dist., Spec. Tax No. 2003-1,
Sunridge Anatolia	NR	6.00	09/01/33	1,000	789,080
Sunridge Anatolia	NR	6.10	09/01/37	1,980	1,565,804
Saugus Uni. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 2002-1	NR	6.00	09/01/33	1,800	1,428,444
Valley Hlth. Sys. Hosp. Rev., Rfdg. & Impvt. Proj., Ser. A(i)	C(b)	6.50	05/15/25	130	80,600

See Notes to Financial Statements.

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Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

California (cont’d)
Vernon Nat. Gas Fin. Auth., M.B.I.A. (Mandatory put date 8/3/09)	A2	5.00%	08/01/21	$1,890	$1,853,485
Wm. S. Hart Uni. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR	5.30	09/01/36	1,000	701,250

					35,225,918

Colorado 4.1%
Black Hawk Bus. Impvt. Dist. Utl., G.O. (Prerefunded 12/1/09)(e)	NR	7.75	12/01/19	5,285	5,653,681
Colorado Health. Facs. Auth. Rev., Christian Living Cmntys. Proj.,
Ser. A	NR	5.75	01/01/37	1,500	1,016,820
Poudre Valley Hlthcare., Rfdg.	Baa1	5.00	03/01/25	5,560	4,049,348
Colorado Springs Memorial Hosp. Rev., Unrefunded balance	A3	6.375	12/15/30	1,260	1,218,622
Denver City & Cnty. Co. Arpt. Rev., A.M.T. (Mandatory put date 5/15/11)	A1	5.25	11/15/32	2,000	2,015,340
E-470 Pub. Hwy. Auth. Rev., Ser. A2, M.B.I.A. (Mandatory put date 9/2/11)	A2	5.00	09/01/39	1,500	1,521,330
Pub. Auth. Energy Nat. Gas Pur. Rev.	A2	6.50	11/15/38	1,500	1,151,265

					16,626,406

Connecticut 2.9%
Connecticut St. Dev. Auth. Solid Waste Disp. Facs. Rev., Pseg. Pwr. LLC Proj., Ser. A, A.M.T.	Baa1	5.75	11/01/37	1,600	1,246,144
Connecticut St. G.O., Ser. D (Prerefunded 11/15/11)(h)(i)	Aa3	5.00	11/15/19	10,000	10,648,499

					11,894,643

Delaware 0.4%
Delaware St. Health Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	Baa1	5.00	06/01/30	2,000	1,493,340

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	13

Portfolio of Investments

as of October 31, 2008 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

District of Columbia 1.0%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	A1	5.125%	09/15/31	$3,000	$2,798,970
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, A.M.T.	Aa3	5.25	10/01/27	1,500	1,247,535

					4,046,505

Florida 4.7%
Greater Orlando Aviation Auth., Orlando Arpt. Fac. Rev., Spl. Purp.-Jetblue Airways Corp., A.M.T.	NR	6.375	11/15/26	2,000	1,253,540
Spl. Purp.-Jetblue Airways Corp., A.M.T.	NR	6.50	11/15/36	2,000	1,183,920
Highlands Cmnty. Dev. Dist. Spl. Assmt.	NR	5.55	05/01/36	500	327,155
Hillsborough Cnty. Industrial Dev. Auth., Tampa Electric	Baa2	5.65	05/15/18	1,000	933,170
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.	NR	5.75	05/01/36	1,950	1,301,294
Jacksonville Aviation Auth. Rev., A.M.B.A.C., A.M.T.	Aa3	5.00	10/01/26	2,000	1,582,940
Jacksonville Econ. Dev. Commn. Indl. Dev. Rev., Gerdau Ameristeel U.S., Inc., A.M.T.	Ba1	5.30	05/01/37	2,000	1,256,680
Anheuser Busch Co., Ser. B, A.M.T.	Baa2	4.75	03/01/47	2,500	1,557,050
Miami Beach Hlth. Facs. Auth. Hosp. Rev., Mount Sinai Med. Ctr., Ser. A	Ba1	6.70	11/15/19	1,000	838,390
Orange Cnty. Hlth. Facs. Auth. Rev., Hosp. Orlando Regl. Hlthcare., Ser. C	A2	5.25	10/01/35	1,500	1,158,540
Orlando Util. Cmnty. Wtr. & Elec. Rev., Ser. D, E.T.M.(e)	AA(b)	6.75	10/01/17	2,000	2,263,100
Palm Beach Cnty. Pub. Impvt. Rev., Convention Ctr. Proj., F.G.I.C. (Mandatory put date 11/1/11)	Aa1	5.00	11/01/30	2,500	2,607,075

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Florida (cont’d)
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR	5.40%	05/01/36	$1,360	$869,122
Reunion West Cmnty. Dev. Dist. Spec. Assmt.	NR	6.25	05/01/36	1,450	1,051,946
Seminole Tribe Spl. Oblig. Rev., Ser. A, 144A	Ba1	5.50	10/01/24	1,000	807,910

					18,991,832

Georgia 0.9%
Burke Cnty. Dev. Auth. Pollutn. Rev., Oglethorpe Pwr.-Vogtle Proj., Ser. B	A3	5.50	01/01/33	1,000	895,600
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR	6.125	02/15/34	1,200	863,328
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aa3	6.15	02/01/20	1,000	1,038,150
Marietta Dev. Auth. Rev. Life Univ.	Ba3	7.00	06/15/39	1,000	813,500

					3,610,578

Illinois 9.2%
Cary Spec. Tax Svcs. Rev., Area No. 1, Cambridge, Ser. A (Prerefunded 3/1/10)(e)	NR	7.625	03/01/30	3,115	3,375,694
Area No. 2, Foxford Hill (Prerefunded 3/1/10)(e)	NR	7.50	03/01/30	4,572	4,885,731
Gilberts Spec. Svcs. Area No. 9, Spec. Tax, Big Timber Proj. (Prerefunded 3/1/11)(e)	AAA(b)	7.75	03/01/27	5,000	5,630,799
Illinois Fin. Auth. Rev., Friendship Vlg. Schaumburg, Ser. A	NR	5.625	02/15/37	1,000	634,540
Illinois Inst. of Technology, Ser. A	Baa1	5.00	04/01/31	2,500	1,903,750
Illinois Inst. of Technology, Ser. A	Baa1	5.00	04/01/36	5,000	3,682,200
Student Hsg., Rfdg. Edl. Advancement Fd., Inc. Ser. B	Baa3	5.00	05/01/30	5,000	3,376,650
Illinois Hlth Facs. Auth. Rev., Lake Forest Hosp., Ser. A	A3	6.25	07/01/22	4,200	4,057,536

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	15

Portfolio of Investments

as of October 31, 2008 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Illinois (cont’d)
Kane & De Kalb Cntys. Sch. Dist., No. 301, A.M.B.A.C., C.A.B.S., G.O.	Aa3	6.149(m)	12/01/11	$3,360	$2,970,173
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	A1	5.25%	06/15/42	6,000	5,667,599
Round Lake Rev., Lakewood Spl. Tax #1 (Prerefunded 3/1/13)(e)	NR	6.70	03/01/33	1,000	1,123,210

					37,307,882

Indiana 1.4%
Indiana Hlth. & Edl. Fac. Fin. Auth. Hosp. Rev., Cmnty. Foundation Northwest Ind.	BBB(b)	5.50	03/01/37	2,000	1,461,560
Cmnty. Foundation Northwest Ind., Ser. A	BBB(b)	6.00	03/01/34	3,000	2,460,630
Indiana St. Hsg. Fin. Auth. Singl. Fam. Mtge. Rev., Ser. B2, A.M.T., G.N.M.A./F.N.M.A.	Aaa	4.00	01/01/34	950	874,133
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	NR	5.80	09/01/47	1,500	979,530

					5,775,853

Iowa 1.0%
Altoona Iowa Urban Renewal Tax Rev., Annual Appr.	BBB+(b)	6.00	06/01/43	1,000	853,250
Iowa Fin. Auth. Sr. Living Fac. Rev., Deerfield Ret. Cmnty. Inc., Ser. A	NR	5.50	11/15/37	1,250	724,900
Iowa St. Fin. Auth. Hlthcare., Facs. Rev., Mercy Hlth. Initiatives Proj. (Prerefunded 7/1/11)(e)	AAA(b)	9.25	07/01/25	2,110	2,484,314

					4,062,464

Louisiana 0.8%
Calcasieu Parish, Inc., Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj.	Ba1	6.625	02/01/16	3,500	3,114,300

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Maine 1.0%
Maine Hlth. & Higher Edl. Facs. Auth. Rev., Piper Shores, Ser. A (Prerefunded 1/1/09)(e)	NR	7.50%	01/01/19	$1,000	$1,007,460
Ser. A (Prerefunded 1/1/09)(e)	NR	7.55	01/01/29	3,000	3,026,790

					4,034,250

Maryland 0.4%
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Medstar Health	A3	5.25	05/15/46	500	359,675
Washington City Hosp.	BBB-(b)	5.75	01/01/38	750	563,723
Maryland St. Indl. Dev. Fin. Auth. Rev., Rfdg. Synagro. Baltimore, Ser. A, A.M.T.	NR	5.25	12/01/13	700	652,841

					1,576,239

Massachusetts 2.9%
Massachusetts St. Coll. Bldg., Auth. Rev. Proj. & Rfdg. Bonds, Ser. A	Aa2	7.50	05/01/14	1,750	1,966,650
Massachusetts St. Dev. Fin. Agcy. Rev., Alliance Hlthcare. Facs., Ser. A	NR	7.10	07/01/32	3,930	3,372,333
Linden Ponds, Inc. Fac., Ser. A	NR	5.75	11/15/42	1,000	621,970
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Caregroup, Ser. E-1	A3	5.125	07/01/38	750	505,455
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Caritas Christi Oblig. Group, Rfdg.,
Ser. A	Baa3	5.75	07/01/28	2,000	1,625,200
Ser. B	Baa3	6.75	07/01/16	3,595	3,510,769

					11,602,377

Michigan 3.2%
Kalamazoo Hosp. Fin. Auth. Borgess Hosp. Fac. Rev., E.T.M., F.G.I.C.(e)(i)(j)	Aaa	.21	06/01/11	1,300	1,304,810
Kent Hosp. Fin. Auth. Spectrum Hlth. (Mandatory put date 1/15/15)	Aa3	5.50	01/15/47	1,000	1,000,220

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	17

Portfolio of Investments

as of October 31, 2008 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Michigan (cont’d)
Kent Hosp. Fin. Auth. Rev., Metro. Hosp. Proj., Ser. A	BBB(b)	6.25%	07/01/40	$3,000	$2,453,340
Michigan Pub. Edl. Facs. Auth. Rev. Rfdg. Ltd. Oblig.-Black River Sch.	NR	5.80	09/01/30	1,250	926,113
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Health Sys., Rfdg., Ser. A	A1	5.25	11/15/46	3,000	2,232,540
McLaren Hlthcare.	A1	5.75	05/15/38	1,500	1,338,690
Michigan Strategic Fund Solid Waste Disp. Rev., A.M.T.	BBB(b)	4.50	12/01/13	1,000	866,260
Summit Academy Pub. Sch., Academy Rev. Rfdg.	BB+(b)	6.25	11/01/25	2,060	1,634,692
North Pub. Sch., Academy Rev. Rfdg.	BB+(b)	5.50	11/01/30	1,500	1,037,430

					12,794,095

Minnesota 0.2%
St. Paul Hsg. & Redev. Auth. Hosp. Rev. Healtheast Proj.	Baa3	6.00	11/15/35	1,000	755,300

Mississippi 0.2%
Warren Cnty. Gulf Opportunity Zone, Ser. A	Baa3	6.50	09/01/32	1,000	789,320

Missouri 0.3%
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Cox Hlth.	A2	5.50	11/15/33	1,500	1,229,850

Nevada 2.4%
Clark Cnty. Impvt. Dist. Rev., No. 121, Southern Highlands Area (Prerefunded 12/1/09)(e)	NR	7.50	12/01/19	4,655	4,942,912
Spec. Impvt. Dist. No. 142, Loc. Impvt.	NR	6.10	08/01/18	1,950	1,702,136
Clark Cnty. Indl. Dev. Rev., Rfdg. Nevada Pwr. Co. Proj., Ser. C	BB+(b)	5.50	10/01/30	4,500	2,988,135

					9,633,183

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New Jersey 5.4%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	NR	5.625%	01/01/38	$1,000	$673,240
New Jersey Econ. Dev. Auth. Rev., Cigarette Tax	Baa2	5.625	06/15/19	1,250	1,067,238
Cigarette Tax	Baa2	5.75	06/15/34	750	559,688
Continental Air., Inc. Proj., Spec. Facs. Rev., A.M.T.	B3	6.25	09/15/29	5,530	3,111,952
Cranes Mill Proj. First Mtge., Ser. A	NR	5.875	07/01/28	1,000	837,730
Franciscan Oaks Proj. First Mtge. Rfdg.,	NR	5.70	10/01/17	165	138,074
Gloucester Marine, Ser. B, A.M.T.	NR	6.875	01/01/37	3,000	2,330,190
Kapkowski Rd. Landfill, Ser. A, C.A.B.S., E.T.M.(e)	Baa3	6.389(m)	04/01/12	1,115	986,697
New Jersey Hlthcare. Facs. Fin. Auth. Rev., Cherry Hill Proj.	NR	8.00	07/01/27	2,000	1,761,680
St. Josephs Hlthcare. Sys.	Ba1	6.625	07/01/38	1,000	750,070
St. Peters Univ. Hosp., Ser. A	Baa2	6.875	07/01/30	2,250	2,092,298
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S., (Converts to 5.15% on 1/1/15)	Aa3	5.12(m)	01/01/35	4,000	2,438,800
New Jersey St. Transn. Tr. Fd. Transn. Sys., Ser. A	A1	5.50	12/15/23	2,000	2,008,020
Tobacco Settlement Fin. Corp., NJ Rev., Ser. 1A	Baa3	5.00	06/01/41	6,000	3,225,060

					21,980,737

New Mexico 1.1%
Farmington Poll. Ctrl. Rev., El Paso Elec. Co. Proj., Ser. A, F.G.I.C. (Mandatory put date 8/1/12)	Baa2	4.00	06/01/32	2,000	1,944,560
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. A, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	Aaa	5.50	07/01/36	1,305	1,196,855
Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AAA(b)	5.50	07/01/35	1,550	1,421,552

					4,562,967

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	19

Portfolio of Investments

as of October 31, 2008 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New York 2.6%
Brookhaven Indl. Dev. Agcy. Civic Facs. Rev., Brooks Mem. Hosp. Med. Ctr., Inc., Ser. A (Prerefunded 11/15/10)(e)	NR	8.25%	11/15/30	$2,000	$2,235,320
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec., Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR	5.875(m)	06/01/47	5,000	124,450
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR	6.376(m)	06/01/50	4,000	67,120
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A	A3	6.00	05/01/33	1,500	1,498,095
New York City Indl. Dev. Agcy., Civic Fac. Rev., Staten Island Univ. Hosp. Proj., Ser. B	B2	6.375	07/01/31	970	726,889
Spl. Fac. Rev., American Airlines- JFK Int’l. Arpt., A.M.T.	B-(b)	7.125	08/01/11	3,495	3,180,101
Spl. Fac. Rev., American Airlines- JFK Int’l. Arpt., A.M.T.	B-(b)	7.75	08/01/31	2,000	1,375,060
New York Liberty Dev. Corp. Rev., National Sports Museum Proj. A (original cost $1,250,000; purchased 8/17/06)(i)(k)	NR	6.125	02/15/19	1,250	149,513
NY ST Dorm. Auth., Orange Reg.-Med. Ctr.	Ba1	6.25	12/01/37	1,500	1,120,380

					10,476,928

North Carolina 0.4%
Charlotte Mecklenburg Hosp. Auth. Hlthcare. Sys. Rev., Carolinas Hlthcare. Rfdg., Ser. A	Aa3	5.00	01/15/39	1,900	1,574,606

North Dakota 0.4%
Ward Cnty. Hlthcare. Facs. Rev., Rfdg. Trinity Oblig., Group B	BBB+(b)	6.25	07/01/21	2,000	1,734,240

Ohio 2.5%
Buckeye Tob. Settlement Fin. Auth. Asset Bkd. Sr. Turbo,
Ser. A-2	Baa3	5.875	06/01/47	1,000	622,300
Ser. A-2	Baa3	6.50	06/01/47	2,500	1,714,100

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Ohio (cont’d)
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.50%	01/01/30	$3,000	$3,050,250
Ohio St. Wtr. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Proj., A.M.T. (Mandatory put date 7/1/09)	BBB(b)	4.50	07/01/21	1,000	969,270
Ohio St. Wtr Dev. Auth. Solid Allied Waste N.A., Inc., Ser. A, A.M.T.	B+(b)	5.15	07/15/15	1,250	956,438
Richland Cnty. Ohio Hosp. Facs. Rev.,
Medcentral Hlth. Sys., Unref. balance, Ser. A,	A-(b)	6.125	11/15/16	335	337,127
Medcentral Hlth. Ser. A (Prerefunded 11/15/10)(e)	A-(b)	6.125	11/15/16	665	717,349
Ross Cnty. Hosp. Rev., Adena Hlth. Sys.	A3	5.75	12/01/35	2,000	1,696,000

					10,062,834

Oklahoma 1.1%
Chickasaw Nation Okla. Health Sys.	NR	6.25	12/01/32	1,340	1,032,952
Norman Regional Hospital Authority Rev.	BBB(b)	5.375	09/01/36	2,000	1,448,380
Oklahoma Hsg. Fin. Agcy. Sngl. Fam. Rev., Mtge. Homeownership Ln. Prog. Ser. B, A.M.T., G.N.M.A., F.N.M.A.	Aaa	4.875	09/01/33	1,965	1,910,943

					4,392,275

Pennsylvania 5.2%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Hlth. Sys., Ser. B (Prerefunded 11/15/10)(e)	Ba3	9.25	11/15/15	915	1,026,063
Ohio Valley Gen. Hosp. Proj., Ser. A	Baa2	5.125	04/01/35	1,335	880,740
Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev., Wesley Affiliated Svcs., Ser. A (Prerefunded 1/1/13)(e)	NR	7.25	01/01/35	2,890	3,363,411
Ser. A (Prerefunded 1/1/13)(e)	NR	7.25	01/01/35	1,110	1,291,829

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	21

Portfolio of Investments

as of October 31, 2008 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Pennsylvania (cont’d)
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR	5.90%	07/01/40	$1,000	$682,650
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj. Woods Sch. (Prerefunded 9/15/13)(e)	NR	5.50	03/15/26	780	853,421
Northampton Cnty. PA Gen. Purp. Auth. Hosp. Rev., St. Lukes Hosp. Proj., Ser. A	Baa1	5.50	08/15/35	1,000	720,500
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rfdg., Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Aa3	4.625	12/01/18	1,500	1,302,000
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Grad. Hlth. Sys. (original cost $915,255; purchased 1/22/98)(c)(i)(k)	NR	7.00	07/01/10	908	9
Grad. Hlth. Sys. (original cost $1,267,741; purchased 1/22/98)(c)(i)(k)	NR	7.25	07/01/18	1,251	13
Grad. Hlth. Sys., Ser. A (original cost $1,039,576; purchased 1/21/98)(c)(i)(k)	NR	6.25	07/01/13	1,108	11
Temple Univ. Hlth. Sys. Rfdg. Ser. B	Baa3	5.50	07/01/26	3,000	2,188,230
Philadelphia PA Auth. For Indl. Dev. Revs., Please Touch Museum Proj.	BBB-(b)	5.25	09/01/31	1,500	1,114,005
Somerset Cnty. Hosp. Auth. Rev., GF Somers Hlthcare. First Mtge. (original cost $1,106,647; purchased 2/10/97)(d)(i)(k)	NR	8.40	06/01/09	1,095	811,176
GF Somers Hlthcare. First Mtge. (original cost $8,898,687; purchased 2/10/97)(d)(i)(k)	NR	8.50	06/01/24	8,805	5,654,658
Susquehanna Area Regional Arpt. Auth.	Baa3	6.50	01/01/38	1,500	1,168,800

					21,057,516

Puerto Rico 2.9%
Puerto Rico Comwlth, Ser. A	Baa3	5.125	07/01/28	750	643,800

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Puerto Rico (cont’d)
Puerto Rico Comwlth. Govt. Dev. Bank Sr. Notes,
Ser. B	Baa3	5.00%	12/01/15	$2,715	$2,663,687
Ser. C, A.M.T.	Baa3	5.25	01/01/15	3,000	2,871,780
Puerto Rico Comwlth. Hwy. & Transn. Auth. Hwy. Rev., Ser. CC	Baa2	5.50	07/01/28	2,500	2,283,925
Puerto Rico Elec. Pwr. Auth. Pwr. Rev., Ser. TT	A3	5.00	07/01/22	1,000	898,910
Puerto Rico Pub. Bldg. Auth. Rev., Gtd. Rfdg. Govt. Facs., Ser. M	Baa3	6.00	07/01/20	2,500	2,463,750

					11,825,852

South Carolina 0.9%
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Palmetto Hlth. Rfdg., Ser. C (Prerefunded 8/1/13)(e)	Baa1	6.875	08/01/27	540	618,268
Tobacco Settlement Auth. Rev., Mgt. Rfdg.	Baa3	5.00	06/01/18	3,000	2,861,130

					3,479,398

Tennessee 8.8%
Bradley Cnty. Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj., Ser. C	Ba1	6.625	11/01/17	2,000	1,811,660
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Rfdg. First Mtge., Mountain States Hlth., Ser. A, M.B.I.A., E.T.M.(e)	A2	6.75	07/01/17	2,000	2,378,360
Knox Cnty. Hlth. Edl. & Hsg. Brd. Hosp. Facs. Rev., Covenant Health, Ser. A, C.A.B.S.	A-(b)	5.01(m)	01/01/35	1,000	138,550
Univ. Health Sys., Inc.	BBB+(b)	5.25	04/01/27	3,000	2,209,440
Memphis Ctr. City Rev., Fin. Corp., Red Birds, Ser. B (original cost $26,000,000; purchased 12/30/98)(i)(k)	NR	6.50	09/01/28	26,000	18,360,939
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev., Group Homes, Inc.	NR	9.50	12/01/19	5,100	5,102,753

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	23

Portfolio of Investments

as of October 31, 2008 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Tennessee (cont’d)
Shelby Cnty. Hlth. Edl. & Hsg. Fac. Brd. Hosp. Rev., Methodist Hlthcare., (Prerefunded 9/1/12)(e)	AAA(b)	6.50%	09/01/26	$2,195	$2,443,101
Methodist Hlthcare., (Prerefunded 9/1/12)(e)	AAA(b)	6.50	09/01/26	1,305	1,452,504
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	A2	5.00	02/01/18	2,000	1,577,360

					35,474,667

Texas 9.4%
Alliance Arpt. Auth., Inc. Tex. Spl. Facs. Rev., American Airlines, Inc. Proj., A.M.T.	CCC+(b)	5.75	12/01/29	2,500	875,125
Austin Covention Enterprises Inc., Convention Ctr., Rfdg. Second Tier, Ser. B	Ba2	5.75	01/01/24	1,000	755,350
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC, A.M.T.,	Caa1	8.25	10/01/30	3,000	2,382,570
TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/1/14)	Caa1	5.40	10/01/29	1,000	779,300
TXU Energy Co. LLC, Rfdg., A.M.T.	Caa1	5.40	05/01/29	2,000	1,147,780
Dallas Fort Worth Int’l. Arpt. Fac. Impvt. Corp. Rev., American Airlines, Inc., Rfdg., A.M.T.	CCC+(b)	5.50	11/01/30	2,000	700,080
American Airlines, Inc., A.M.T.	Caa2	6.375	05/01/35	3,000	1,200,090
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR	7.125	09/01/34	3,000	2,509,140
Harris Cnty. Cultural Ed. Fac. Fin. Corp., Rev., Methodist Hosp. Sys., Ser. B	AA(b)	5.50	12/01/18	500	491,745
Houston Hlth. Facs. Dev. Corp. Ret. Fac. Rev., Buckingham Sr. Living Cmnty., Ser. A (Prerefunded 2/15/14)(e)	AAA(b)	7.125	02/15/34	1,250	1,411,725
Katy Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR	6.00	06/01/18	4,000	3,468,800
Kerrville Hlth. Facs. Dev. Corp. Hosp. Rev., Sid Peterson Mem. Hosp. Proj.	BBB-(b)	5.375	08/15/35	4,050	3,043,008

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Texas (cont’d)
Lamar Cons. Indpt. Sch. Dist., Rfdg., Sch. House, G.O., P.S.F.G.(f)	Aaa	5.00%	02/15/21	$1,000	$1,009,250
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctl. Rev., Rfdg., Bnds. (AEP Texas Proj.), Ser. B, Remarketed A.M.B.A.C., A.M.T.	Aa3	4.55	05/01/30	2,000	1,415,600
Mission Econ. Dev. Corp., A.M.T.	B2	5.20	04/01/18	1,000	711,320
North Tex Twy. Auth. Rev., Rfdg. Sys. First Tier, Rfdg., Ser. A	A2	5.75	01/01/40	3,500	3,071,110
First Tier, Ser. H (Mandatory put date 1/1/13)	A2	5.00	01/01/42	3,000	2,932,620
Second Tier Rfdg., Ser. F	A3	5.75	01/01/38	2,500	2,097,150
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Caa1	6.15	08/01/22	1,000	681,450
San Leanna Ed. Facs. Corp. Higher Ed. Rev. Rfdg., Saint Edwards Univ. Proj.	Baa2	4.75	06/01/32	2,750	1,842,693
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Retirement Fac. C.C. Young Mem. Home Proj.	NR	5.75	02/15/25	1,150	837,039
Texas Mun. Gas Acquisition & Supply Corp. I Gas Supply Rev., Sr. Lien, Ser. A	A2	5.25	12/15/26	3,900	2,732,769
Texas Mun. Pwr. Agcy. Rev., M.B.I.A., E.T.M., C.A.B.S.(e)	A2	5.833(m)	09/01/15	50	37,379
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A	NR	5.375	02/15/37	1,000	627,670
Ed. Idea Pub. Sch. Proj., Ser. A, A.C.A.	BBB-(b)	5.00	08/15/30	2,000	1,283,560

					38,044,323

Virginia 3.4%
Chesapeake Hosp. Auth. Fac. Rev., Rfdg. Chesapeake Gen. Hosp., Ser. A	A3	5.25	07/01/17	3,445	3,330,695
Chesterfield Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Virginia Elec. & Pwr., Ser. A	Baa1	5.875	06/01/17	2,000	2,016,580

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	25

Portfolio of Investments

as of October 31, 2008 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Virginia (cont’d)
Gloucester Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.M.T. (Mandatory put date 5/1/14)	BBB(b)	5.125%	09/01/38	$2,700	$2,306,934
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., A.M.T.	NR	8.00	09/01/26	5,315	4,961,871
Sussex Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T (Mandatory put date 5/1/14)	BBB(b)	5.125	06/01/28	1,600	1,456,800

					14,072,880

Washington 1.4%
Bellevue Conv. Ctr. Auth., King City, Spec. Oblig. Rev., M.B.I.A., C.A.B.S.	A2	7.146(m)	02/01/10	870	834,669
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	Baa2	5.375	12/01/22	1,190	917,930
Skagit Valley Hosp.	Baa2	5.50	12/01/30	1,250	881,763
Skagit Valley Hosp.	Baa2	5.75	12/01/32	1,000	723,130
Tobacco Settlement Fin. Corp. Auth. Tobacco Settlement Rev., Asset Bkd.	Baa3	6.50	06/01/26	2,325	2,058,439
Washington St. Pub. Pwr. Sup. Sys. Rev., Nuclear Proj. No. 1, Ser. B, E.T.M.(e)	Aaa	7.25	07/01/09	180	186,601

					5,602,532

West Virginia 2.2%
Monongalia Cnty. Bldg. Commn. Hosp. Rev., General Hosp., Ser. A	BBB+(b)	5.25	07/01/25	1,500	1,121,460
West Virginia St. Hosp. Fin. Auth. Hosp. Rev., Oak Hill Hosp., Ser. B. (Prerefunded 9/1/10)(e)	A2	6.75	09/01/30	7,000	7,603,819

					8,725,279

Wisconsin 1.2%
Badger Tobacco Asset Secur. Corp., Rev. Asset Bkd.	Baa3	6.125	06/01/27	2,370	2,245,694

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Wisconsin (cont’d)
Milwaukee Redev. Auth. Redev. Rev. Science Ed. Consortium Proj., Ser. A	BBB-(b)	5.75%	08/01/35	$1,500	$1,063,245
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Beaver Dam Cmnty. Hosp., Inc., Ser. A	NR	6.75	08/15/34	1,250	1,007,213
Eastcastle Place, Inc. Proj.	NR	6.125	12/01/34	1,000	709,580

					5,025,732

Total long-term investments (cost $481,147,402)					402,997,472

SHORT-TERM INVESTMENT

Indiana
Indiana Dev. Fin. Auth. Indl. Dev. Rev. Republic Svcs., Inc. Proj., F.R.D.D., A.M.T.(g)	VMIG1	1.30	11/03/08	200	200,000

Total short-term investments (cost $200,000)					200,000

Total Investments 99.6% (cost $481,347,402; Note 5)					403,197,472
Other assets in excess of liabilities(l)(n) 0.4%					1,719,759

Net Assets 100.0%					$404,917,231

*	The Series’ current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
†	The ratings reflected are as of October 31, 2008. Ratings of certain bonds may have changed subsequent to that date.
(a)	The following abbreviations are used in portfolio descriptions:

144A—Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.C.A.—ACA Financial Guaranty Corporation.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	27

Portfolio of Investments

as of October 31, 2008 (Unaudited) continued

F.R.D.D.—Floating Rate Daily Demand Note.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

I.D.B.—Industrial Development Bond

M.B.I.A.—Municipal Bond Investors Assurance Company.

NR—Not Rated by Moody’s or Standard & Poor’s.

P.C.R.—Pollution Control Revenue

P.S.F.G.—Permanent School Fund Guaranty.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s rating.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Represents issuer in default of interest payments; stated rate does not reflect the current yield.
(e)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	All or partial principal amount segregated as initial margin on financial futures contracts.
(g)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at October 31, 2008.
(h)	Represents all or partial amount utilized in the Municipal Tender Option Bond transactions. The aggregated principal amount of the inverse floater and the floating rate note (included in liabilities) is $5,000,000 and $5,000,000, respectively.
(i)	Indicates a security that has been deemed illiquid.
(j)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate as of October 31, 2008.
(k)	Indicates a security restricted to resale. The aggregate original cost of such securities is $40,477,906. The aggregate value of $24,976,319 is approximately 6.2% of net assets.
(l)	Includes $5,000,000 payable for the floating rate note issued.
(m)	Represents a zero coupon or step bond. Rate shown reflects the effective yield at the time of purchase.
(n)	Other assets in excess of liabilities includes net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at October 31, 2008:

Number of Contracts	Type	Expiration Date	Value at October 31, 2008	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
26	U.S. Treasury 2 Yr. Notes	Dec. 08	$5,585,531	$5,522,611	$62,920
40	U.S. Treasury 5 Yr. Notes	Dec. 08	4,530,312	4,496,450	33,862
88	U.S. Treasury 10 Yr. Notes	Dec. 08	9,950,875	10,210,832	(259,957)
33	U.S. Long Bond	Dec. 08	3,733,125	3,890,146	(157,021)

.					$(320,196)

See Notes to Financial Statements.

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Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Series’ assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$—	$(320,196)
Level 2—Other Significant Observable Inputs	403,197,472	—
Level 3—Significant Unobservable Inputs	—	—

Total	$403,197,472	$(320,196)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 4/30/08	$22,619,999
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(22,619,999)

Balance as of 10/31/08	$—

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	29

Portfolio of Investments

as of October 31, 2008 (Unaudited) continued

The industry classification of long-term portfolio holdings, short-term investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2008 was as follows:

Healthcare	32.2%
Corporate Backed I.D.B. & P.C.R.	14.3
Special Tax/Assessment District	13.4
Other	12.3
Transportation	6.5
General Obligation	5.2
Education	5.0
Tobacco	3.5
Power	3.2
Housing	2.6
Lease Backed Certificate of Participation	0.6
Solid Waste/Resource Recovery	0.5
Water & Sewer	0.3

Total Investments	99.6
Other assets in excess of liabilities	0.4

Net Assets	100.0%

Industry Classification is subject to change.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Financial Statements

(Unaudited)

OCTOBER 31, 2008	SEMIANNUAL REPORT

Dryden Municipal Bond Fund

High Income Series

Statement of Assets and Liabilities

as of October 31, 2008 (Unaudited)

Assets
Unaffiliated investments, at value (cost $481,347,402)	$403,197,472
Cash	42,317
Interest receivable	8,291,475
Receivable for investments sold	1,284,754
Receivable for Series shares sold	1,209,667
Prepaid expenses	7,692

Total assets	414,033,377

Liabilities
Payable for floating rate notes issued	5,000,000
Payable for investments purchased	2,128,872
Dividends payable	706,616
Payable for Series shares reacquired	613,495
Management fee payable	177,891
Accrued expenses	177,584
Distribution fee payable	106,069
Due to broker—variation margin	95,313
Interest expense and fees payable	67,152
Affiliated transfer agent fee payable	28,802
Deferred trustees’ fees	14,352

Total liabilities	9,116,146

Net Assets	$404,917,231

Net assets were comprised of:
Shares of beneficial interest, at par	$474,325
Paid-in capital in excess of par	528,221,688

528,696,013
Undistributed net investment income	2,579,277
Accumulated net realized loss on investments	(47,887,933)
Net unrealized depreciation on investments	(78,470,126)

Net assets, October 31, 2008	$404,917,231

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($333,807,447 ÷ 39,105,426 shares of beneficial interest issued and outstanding)	$8.54
Maximum sales charge (4% of offering price)	.36

Maximum offering price to public	$8.90

Class B
Net asset value, offering price and redemption price per share ($31,248,265 ÷ 3,657,869 shares of beneficial interest issued and outstanding)	$8.54

Class C
Net asset value, offering price and redemption price per share ($29,083,720 ÷ 3,405,612 shares of beneficial interest issued and outstanding)	$8.54

Class Z
Net asset value, offering price and redemption price per share ($10,777,799 ÷ 1,263,578 shares of beneficial interest issued and outstanding)	$8.53

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	33

Statement of Operations

Six Months Ended October 31, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$14,522,473

Expenses
Management fee	1,156,599
Distribution fee—Class A	478,434
Distribution fee—Class B	96,733
Distribution fee—Class C	112,082
Transfer agent’s fees and expenses (including affiliated expense of $60,400)	117,000
Interest expense and fees related to inverse floaters (Note 1)	67,152
Custodian’s fees and expenses	48,000
Registration fees	23,000
Audit fee	15,000
Legal fees and expenses	11,000
Reports to shareholders	10,000
Trustees’ fees	10,000
Insurance	3,000
Miscellaneous	6,337

Total expenses	2,154,337
Less: Custodian fee credit (Note 1)	(173)

Net expenses	2,154,164

Net investment income	12,368,309

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(1,249,977)
Financial futures transactions	360,143

(889,834)

Net change in unrealized appreciation (depreciation) on:
Investments	(60,598,351)
Financial futures transactions	(197,824)

(60,796,175)

Net loss on investments	(61,686,009)

Net Decrease In Net Assets Resulting From Operations	$(49,317,700)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended October 31, 2008	Year Ended April 30, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$12,368,309	$24,540,919
Net realized loss on investments	(889,834)	(93,279)
Net change in unrealized appreciation (depreciation) on investments	(60,796,175)	(35,489,346)

Net decrease in net assets resulting from operations	(49,317,700)	(11,041,706)

Dividends from net investment income (Note 1)
Class A	(9,947,192)	(20,030,582)
Class B	(953,738)	(2,310,157)
Class C	(705,791)	(1,231,816)
Class Z	(309,127)	(473,249)

	(11,915,848)	(24,045,804)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	29,096,482	35,741,799
Net asset value of shares issued in reinvestment of dividends	6,776,312	13,250,524
Cost of shares reacquired	(37,813,579)	(88,976,896)

Net decrease in net assets from Series share transactions	(1,940,785)	(39,984,573)

Total decrease	(63,174,333)	(75,072,083)

Net Assets
Beginning of period	468,091,564	543,163,647

End of period(a)	$404,917,231	$468,091,564

(a) Includes undistributed net investment income of:	$2,579,277	$2,126,816

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	35

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Portfolio of Investments

as of October 31, 2008 (Unaudited)

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 97.7%

California 8.0%
California Hlth. Facs. Fin., Auth. Rev. Cedar-Sinai Med. Ctr.	A2	5.00%	11/15/21	$1,000	$890,440
California St., G.O., M.B.I.A.	A1	5.25	2/01/27	3,900	3,818,997
Elsinore Valley. Mun. Wtr. Dist. C.O.P. Rfdg. Ser.A, B.H.A.C.	Aaa	5.00	7/01/29	2,500	2,379,175
Fresno Calif. Swr. Rev., Ser. A., Assured Gty.	Aaa	5.00	9/01/33	1,000	905,070
Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev., Asset Bkd., Ser. B, C.A.B.S., A.M.B.A.C. (Converts to 4.60% on 6/1/10)	Aa3	4.60(b)	6/01/23	1,500	1,176,915
San Diego Cnty. Wtr. Auth., Wtr. Rev. C.O.P. Ser. 2008 A, F.S.A.	Aaa	5.00	5/01/38	2,500	2,241,650
San Joaquin Hills Trans. Corridor Agcy. Toll Rd. Rev., Ser. A, C.A.B.S., M.B.I.A	A2	5.407(b)	1/15/36	10,000	1,554,700
University of CA Rev., Unrefunded Bal.-UCLA Med., Ctr., Ser. A, A.M.B.A.C.	Aa3	5.25	5/15/30	850	804,891

					13,771,838

Colorado 4.3%
Colorado Hlth. Facs. Auth. Rev. RMK Poudre Valley, Co. Hosp. Ser. A, F.S.A.	Aaa	5.20	3/01/31	2,000	1,867,220
Denver City & Cnty. Arpt. Rev., Ser. A, F.G.I.C.	A1	5.00	11/15/25	3,500	3,171,245
Ser. B, A.M.T., F.G.I.C.	A1	5.00	11/15/15	2,500	2,328,200

					7,366,665

District of Columbia 6.1%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	A1	5.125	9/15/31	2,000	1,865,980
Dist. of Columbia, G.O., Ser. A, E.T.M., M.B.I.A.(c)	A1	6.50	6/01/10	2,905	3,075,175

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	37

Portfolio of Investments

as of October 31, 2008 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

District of Columbia (cont’d)
Ser. A, M.B.I.A., Unrefunded Bal.,	A1	6.50%	6/01/10	$3,095	$3,268,537
Ser. E, B.H.A.C.	Aaa	5.00	6/01/28	2,500	2,374,125

					10,583,817

Florida 6.5%
Halifax Hosp. Med. Ctr. Fla. Hosp. Rev., Ser. B2, F.S.A.	AAA(f)	5.375	6/01/31	4,000	3,500,640
Jacksonville Economic Dev. Commn. Hlth. Care Facs. Rev., Mayo Clinic	Aa2	5.00	11/15/36	1,500	1,185,645
Miami Dade Cnty. Aviation Rev., Miami Intl. Arpt., Ser. C, A.M.T., F.S.A.	Aaa	5.25	10/01/26	2,000	1,649,180
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Ser. B, F.S.A.	Aaa	5.25	10/01/22	2,000	1,980,460
Polk Cnty. Sch. Dist., Sales Tax Rev., F.S.A.	Aaa	5.25	10/01/17	1,580	1,628,064
Sales Tax Rev., F.S.A.	Aaa	5.25	10/01/18	1,325	1,358,774

					11,302,763

Georgia 4.8%
Atlanta Arpt. Facs. Rev., Ser. A, A.M.B.A.C., E.T.M.(c)	Aa3	6.50	1/01/10	2,000	2,096,300
Athens Clarke Cnty. Uni. Govt.Wtr & Swr. Rev.	Aa3	5.625	1/01/33	1,000	992,730
Georgia St. Rd & Twy. Auth. Rev., Fed. Hwy. Grant. Antic Bds, Ser. A, F.S.A.(d)	Aaa	5.00	6/01/18	2,000	2,088,960
Newnan Hosp. Auth. Rev., M.B.I.A.	A2	5.50	1/01/21	3,185	3,123,912

					8,301,902

Hawaii 4.2%
Hawaii Dept. Budget & Fin., Hawaiian Elec. Co. Projs., Rev. Ser. C, A.M.B.A.C., A.M.T.	Aa3	6.20	11/01/29	8,000	7,267,040

Illinois 11.6%
Chicago Midway Arpt. Rev., Ser. B, M.B.I.A., A.M.T.	A2	5.75	1/01/22	5,000	4,543,450
Chicago O’Hare Int’l Arpt. Rev., Ser. A, M.B.I.A.	A1	5.25	1/01/26	4,000	3,721,400
Ser. B, F.G.I.C.	A1	5.25	1/01/15	1,000	1,031,240

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Illinois (cont’d)
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev., Ser. A-1, F.S.A.	Aaa	5.00%	1/01/24	$5,000	$4,900,750
Illinois St., G.O., F.S.A.	Aaa	5.25	4/01/22	2,500	2,514,625
Metro. Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick,
Ser. A., C.A.B.S., M.B.I.A.	A1	5.905(b)	12/15/34	10,000	2,075,900
Ser. A., C.A.B.S., M.B.I.A.	A1	5.92(b)	6/15/37	7,500	1,320,975

					20,108,340

Indiana 1.1%
Indianapolis Local Pub. Impt. Bd. Bk., Rev.,
Indianapolis Airport Auth., A.M.T., A.M.B.A.C.	Aa3	5.00	1/01/36	2,500	1,817,500

Louisiana 0.9%
New Orleans, G.O., Rfdg., M.B.I.A.	A2	5.25	12/01/22	1,540	1,473,441

Massachusetts 4.4%
Massachusetts Bay Tran. Auth. Sales Tax Rev., Ser. B., M.B.I.A.	Aa2	5.50	7/01/27	1,325	1,386,599
Massachusetts St., Rfdg., Ser. B., F.S.A.	Aaa	5.25	9/01/24	3,000	3,101,100
Massachusetts St., Cons. Ln., Ser. C, F.S.A.	Aaa	5.00	8/01/19	2,000	2,059,420
Massachusetts St., Fltg. Cons. Ln., Ser. A, F.G.I.C.	Aa2	2.446(e)	5/01/37	2,000	1,100,000

					7,647,119

Michigan 3.4%
Detroit Wtr. Sup. Sys. Rev., Ser. B, M.B.I.A. (Prerefunded date 7/01/13)(c)	A2	5.25	7/01/32	5,500	5,952,650

Missouri 0.8%
Clay Cnty. Pub. Sch. Dist. No. 53 Liberty Sch. Bldg. Direct. Dept. Prog., G.O.	AA+(f)	5.00	3/01/27	1,500	1,456,080

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	39

Portfolio of Investments

as of October 31, 2008 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New Jersey 4.7%
Jersey City Swr. Auth., Rev., A.M.B.A.C.	Aa3	6.00%	1/01/10	$2,585	$2,685,246
A.M.B.A.C.	Aa3	6.25	1/01/14	4,255	4,537,660
New Jersey St. Tpke. Auth. Rev., Growth & Inc. Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.15% on 1/01/15)	Aa3	5.15(b)	1/01/35	1,500	914,550

					8,137,456

New York 10.4%
Erie Cnty. Ind. Dev. Agcy. Sch. Facs. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/21	2,750	2,811,573
Islip Res. Rec. Agy. Rev., Ser. B, A.M.B.A.C., A.M.T.	Aa3	7.20	7/01/10	1,750	1,819,790
Long Island. Pwr. Auth. NY Elec. Sys. Rev. Gen. Ser. A, B.H.A.C.	Aaa	5.50	5/01/33	1,000	992,020
Metro. Trans. Auth. N.Y. Svc. Contract, Rfdg. Rev., Ser. B, M.B.I.A.	A1	5.50	7/01/19	5,000	5,025,100
Ser. B, M.B.I.A.	A1	5.50	7/01/23	7,285	7,322,735

					17,971,218

Ohio 0.5%
Ohio State. Higher Edl. Fac. Commn. Rev., Hosp. Cleveland Clinic Health. Ser. A	Aa2	5.25	1/01/33	1,000	848,590

Oklahoma 1.5%
Oklahoma City Arpt. Trust, Jr. Lien Rev., Ser. 24, A.M.B.A.C., A.M.T.	Aa3	5.75	2/01/18	2,620	2,513,287

Pennsylvania 4.9%
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Colver Proj., Ser. F, Rfdg., A.M.B.A.C., A.M.T.	Aa3	5.00	12/01/15	2,500	2,373,500
Colver Proj., Ser. F, Rfdg., A.M.B.A.C., A.M.T.	Aa3	4.625	12/01/18	1,250	1,085,000

See Notes to Financial Statements.

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Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Pennsylvania (cont’d)
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C.	Aa3	5.50%	7/01/17	$5,000	$5,066,000

					8,524,500

South Carolina 4.7%
Lexington Wtr. & Swr., Rev., Ser. A, M.B.I.A.	A2	5.75	4/01/20	4,180	4,321,242
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. Palmetto Hlth., Ser. A, F.S.A.	Aaa	4.75	8/01/31	1,000	821,390
South Carolina St. Pub. Svc. Auth. Rev., Ser. A, A.M.B.A.C.	Aa2	5.00	1/01/21	3,000	2,986,290

					8,128,922

Texas 6.8%
City of San Antonio Elec. & Gas Sys. Rev.	Aa1	5.00	2/01/29	1,695	1,596,063
Dallas Tex. Area Rapid Tran. Sales. Tax. Rev. Sr. Lien	Aa3	4.75	12/01/30	1,000	891,830
Houston Arpt. Sys. Rev., E.T.M.(c)	Aaa	7.20	7/01/13	2,145	2,375,995
Houston Higher Ed. Fin. Corp., Rice Univ. Proj., Ser. B	Aaa	4.75	11/15/33	2,000	1,743,420
Katy Tex Indpt. Sch. Dist., Sch. Bldg., Ser. C, G.O., P.S.F.G.	Aaa	5.00	2/15/38	1,000	919,410
Lower Colo. Riv. Auth. Tex. Rev., Rfdg. Tran. Svcs., B.H.A.C.	Aaa	5.25	5/15/28	2,000	1,968,760
Pflugerville Tex. Indpt. Sch. Dist., Sch. Bldg., G.O., P.S.F.G.	Aaa	5.00	2/15/33	2,500	2,327,025

					11,822,503

Utah 1.2%
Intermountain Pwr. Agy. Pwr. Supply Rev., Ser. A, A.M.B.A.C.	Aa3	5.00	7/01/17	2,000	2,055,080

Washington 6.4%
Clark Cnty. Sch. Dist. No. 114, Evergreen, G.O., F.S.A.	Aaa	5.25	12/01/18	3,800	3,892,492

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	41

Portfolio of Investments

as of October 31, 2008 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Washington (cont’d)
Port Seattle Rev., Rfdg. Interm. Lien, X.L.C.A.	Aa3	5.00%	2/01/28	$3,000	$2,663,070
Snohomish Cnty. Ltd. Tax, G.O., M.B.I.A.	Aa3	5.375	12/01/19	2,000	2,044,340
Washington St. Health Care Facs. Auth. Rev., Providence Healthcare, Ser. A, F.G.I.C. (Prerefunded Date 10/01/16)(c)	Aa2	5.00	10/01/36	85	91,344
Washington St. Hsg. Fin. Comn. Rev., Sngl. Fam. Pg., Ser. 2A, A.M.T., G.N.M.A./F.N.M.A.	Aaa	5.375	12/01/18	2,505	2,361,288

					11,052,534

West Virginia 0.5%
West Virginia St. Wtr. Dev. Auth. Rev., Ser. B, A.M.B.A.C., A.M.T.	Aa3	5.875	7/01/20	1,015	950,568

Total long-term investments (cost $179,774,393)					169,053,813

SHORT-TERM INVESTMENT 1.0%

Tennessee
Sevier Cnty. Pub. Bldg. Auth. Loc. Govt. Pub. Rev., Impt., Ser. IV-B-12, F.S.A., F.R.D.D.	VMIG1	2.50(e)	11/01/08	1,670	1,670,000

Total short-term investment (cost $1,670,000)
Total Investments 98.7% (cost $181,444,393; Note 5)					170,723,813
Other assets in excess of liabilities(g) 1.3%					2,175,113

Net Assets 100.0%					$172,898,926

*	The Series’ current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
†	The ratings reflected are as of October 31, 2008. Ratings of certain bonds may have changed subsequent to that date.
(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

B.H.A.C. —Berkshire Hathaway Assurance Corporation.

See Notes to Financial Statements.

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C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificate of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note (e).

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Investors Assurance Company.

P.S.F.G.—Permanent School Fund Guaranty.

X.L.C.A.—XL Capital Assurance.

(b)	Represents zero coupon or step bond. Rate shown reflects the effective yield at the time of purchase.
(c)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. government guaranteed obligations.
(d)	All or partial amount segregated as initial margin on financial futures contracts.
(e)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at October 31, 2008.
(f)	Standard & Poor’s rating.
(g)	Other assets in excess of liabilities includes net unrealized depreciation on financial futures as follows:

Open futures contracts outstanding at October 31, 2008:

Number of Contracts	Type	Expiration Date	Value at October 31, 2008	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
	Long Positions:
24	U.S. Treasury 10 Yr. Notes	Dec. 08	$2,713,875	$2,774,470	$(60,595)
	Short Position:
29	U.S. Treasury 2 Yr. Notes	Dec. 08	6,230,016	6,153,102	(76,914)

					$(137,509)

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	43

Portfolio of Investments

as of October 31, 2008 (Unaudited) continued

The following is a summary of the inputs used as of October 31, 2008 in valuing the Series’ assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$—	$(137,509)
Level 2—Other Significant Observable Inputs	170,723,813	—
Level 3—Significant Unobservable Inputs	—	—

Total	$170,723,813	$(137,509)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of April 30, 2008 and October 31, 2008, the Series did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The industry classification of long-term portfolio holdings, short-term investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2008 was as follows:

Transportation	28.7%
General Obligations	19.2
Water & Sewer	15.6
Healthcare	7.6
Power	5.6
Special Tax/Assessment District	5.0
Corporate Backed IDB & PCR	4.2
Solid Waste/Resource Recovery	3.1
Pooled Financing	2.9
Education	2.1
Lease Backed Certificate of Participation	1.6
Housing	1.4
Short-Term Investments	1.0
Tobacco Appropriated	0.7

Total Investments	98.7
Other assets in excess of liabilities	1.3

Net Assets	100.0%

Industry Classification is subject to change.

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

OCTOBER 31, 2008	SEMIANNUAL REPORT

Dryden Municipal Bond Fund

Insured Series

Statement of Assets and Liabilities

as of October 31, 2008 (Unaudited)

Assets
Unaffiliated investments, at value (cost $181,444,393)	$170,723,813
Cash	31,140
Interest receivable	2,909,510
Prepaid expenses	3,100
Receivable for Series shares sold	99

Total assets	173,667,662

Liabilities
Payable for Series shares reacquired	332,062
Dividends payable	215,142
Accrued expenses	76,885
Management fee payable	73,257
Distribution fee payable	42,126
Deferred trustees’ fees	13,569
Due to broker—variation margin	4,750
Transfer agent fee payable	10,945

Total liabilities	768,736

Net Assets	$172,898,926

Net assets were comprised of:
Shares of beneficial interest, at par	$178,286
Paid-in capital in excess of par	181,553,584

181,731,870
Undistributed net investment income	309,862
Accumulated net realized gain on investments	1,715,283
Net unrealized depreciation on investments	(10,858,089)

Net assets, October 31, 2008	$172,898,926

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($147,203,230 ÷ 15,182,424 shares of beneficial interest issued and outstanding)	$9.70
Maximum sales charge (4.00% of offering price)	.40

Maximum offering price to public	$10.10

Class B
Net asset value, offering price and redemption price per share ($17,216,657 ÷ 1,772,177 shares of beneficial interest issued and outstanding)	$9.71

Class C
Net asset value, offering price and redemption price per share ($5,704,316 ÷ 587,412 shares of beneficial interest issued and outstanding)	$9.71

Class Z
Net asset value, offering price and redemption price per share ($2,774,723 ÷ 286,579 shares of beneficial interest issued and outstanding)	$9.68

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	47

Statement of Operations

Six Months Ended October 31, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$4,557,902

Expenses
Management fee	469,053
Distribution fee—Class A	199,087
Distribution fee—Class B	49,055
Distribution fee—Class C	22,057
Transfer agent’s fees and expenses (including affiliated expense of $27,700)	64,000
Custodian’s fees and expenses	33,000
Registration fees	23,000
Audit fee	15,000
Reports to shareholders	15,000
Legal fees and expenses	10,000
Trustees’ fees	8,000
Insurance expense	1,000
Miscellaneous	2,188

Total expenses	910,440
Less: Custodian fee credit (Note 1)	(532)

Net expenses	909,908

Net investment income	3,647,994

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions	141,809
Financial futures transactions	261,811

403,620

Net change in unrealized appreciation (depreciation) on:
Investments	(13,703,772)
Financial futures contracts	(226,060)

(13,929,832)

Net loss on investment transactions	(13,526,212)

Net Decrease In Net Assets Resulting From Operations	$(9,878,218)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended October 31, 2008	Year Ended April 30, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$3,647,994	$7,654,919
Net realized gain on investments	403,620	835,691
Net change in unrealized appreciation (depreciation) on investments	(13,929,832)	(6,087,732)

Net increase (decrease) in net assets resulting from operations	(9,878,218)	2,402,878

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(3,092,876)	(6,458,841)
Class B	(356,222)	(827,136)
Class C	(99,771)	(185,844)
Class Z	(59,032)	(96,911)

	(3,607,901)	(7,568,732)

Distributions from net realized gains
Class A	—	(487,621)
Class B	—	(67,670)
Class C	—	(17,310)
Class Z	—	(6,682)

	—	(579,283)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	6,502,393	10,207,366
Net asset value of shares issued in reinvestment of dividends and distributions	2,305,514	5,172,927
Cost of shares reacquired	(13,671,438)	(35,142,152)

Net decrease in net assets from Series share transactions	(4,863,531)	(19,761,859)

Total decrease	(18,349,650)	(25,506,996)

Net Assets
Beginning of period	191,248,576	216,755,572

End of period(a)	$172,898,926	$191,248,576

(a) Includes undistributed net investment income of:	$309,862	$269,769

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	49

Notes to Financial Statements

(Unaudited)

Dryden Municipal Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and consists of two series: the “High Income Series” and the “Insured Series”. Investment operations for Class A, Class B, Class C and Class Z shares of each Series commenced on January 22, 1990, September 17, 1987, August 1, 1994 and September 16, 1996, respectively.

The investment objectives of the Series are as follows: (i) the objective of the High Income Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes, (ii) the objective of the Insured Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific state, region or industry.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the normal close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or

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board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuers, of which the Fund may bear the cost of such registration. Restricted securities, are valued pursuant to the valuation procedures noted above.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or

Dryden Municipal Bond Fund	51

Notes to Financial Statements

(Unaudited) continued

loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option that is traded in the over-the counter market, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

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Interest Rate Swap: The Fund may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were developed as asset/liability management tools. In more complex swaps, the notional principal may decline (or amortize) over time.

During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract, if any. The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.

Written options, future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund invests in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. In accordance with FAS Statement No. 140, the Fund accounts for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the

Dryden Municipal Bond Fund	53

Notes to Financial Statements

(Unaudited) continued

Fund’s “Statement of Assets and Liabilities.” Interest expense related to the Fund’s liability in connection with the floating rate notes held by third parties is recorded as incurred. The interest expense is under the caption “interest expenses and fees related to inverse floaters” in the Fund’s “Statement of Operations” and is also included in the Fund’s expense ratio.

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

The Fund’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis as an adjustment to interest income.

Net investment income or loss (other than distribution fees, which are charged directly to the respective Class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Dividends and Distributions: The Fund declares dividends from the net investment income daily and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid- in capital in excess of par, as appropriate.

Federal Income Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested cash earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management (“PIM”). The Subadvisory Agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers for the Fund, occupancy and certain clerical and bookkeeping cost of the Fund. The Fund bears all other costs and expenses.

The management fee paid PI is computed daily and payable monthly at an annual rate of .50 of 1% of the average daily net assets of each series up to $1 billion and .45 of 1% of the average daily net assets of each series in excess of $1 billion. The effective management fee rate was .50 of 1% of the average daily net assets of the High Income and Insured Series for the six months ended October 31, 2008.

Dryden Municipal Bond Fund	55

Notes to Financial Statements

(Unaudited) continued

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% average daily net assets of the Class A shares and Class C shares, respectively.

PIMS has advised the High Income Series and Insured Series that it received approximately $91,600 and $14,400 for Class A shares, respectively, in front-end sales charges during the six months ended October 31, 2008. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the High Income Series and Insured Series that for the six months ended October 31, 2008, it received approximately $39,700 ($200 Class A; $31,800 Class B; $7,700 Class C) and $10,700 ($10,000 Class B; $700 Class C), respectively, in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PI, PIM and PIMS are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. For the period from October 26, 2007 through October 23, 2008,

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the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not utilize the line of credit during the six months ended October 31, 2008.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended October 31, 2008, the Fund incurred approximately $49,800 ($39,600 High Income Series; $10,200 Insured Series) in total networking fees of which approximately $23,700 was paid to First Clearing ($18,600 High Income Series; $5,100 Insured Series). These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended October 31, 2008, were as follows:

Series	Purchases	Sales
High Income	$82,869,875	$79,822,492
Insured	$61,274,069	$67,535,022

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation (depreciation) as of October 31, 2008 were as follows:

Series	Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
High Income	$478,924,667	$8,778,825	$(84,506,020)	$(75,727,195)
Insured	$180,829,348	$2,275,110	$(12,380,645)	$(10,105,535)

Dryden Municipal Bond Fund	57

Notes to Financial Statements

(Unaudited) continued

The difference between book and tax basis were primarily due to the difference between financial and tax reporting with respect to accretion of market discount and municipal tender option bond transaction.

For federal income tax purposes, the High Income Series has a capital loss carryforward as of April 30, 2008 of approximately $49,128,000 of which $20,095,000 expires in 2009, $13,512,000 expires in 2010, $4,457,000 expires in 2011 and $11,064,000 expires in 2014. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. In addition, the Series utilized approximately of $33,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended April 30, 2008. Also, approximately $5,873,000 of its capital loss carryforward expired in the fiscal year ended April 30, 2008.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of October 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The High Income Series and Insured Series offer Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest were as follows:

Dryden Municipal Bond Fund/High Income Series

Class A	Shares	Amount
Six months ended October 31, 2008:
Shares sold	1,446,791	$13,806,820
Shares issued in reinvestment of dividends	594,949	5,625,801
Shares reacquired	(3,156,177)	(29,732,683)

Net increase (decrease) in shares outstanding before conversion	(1,114,437)	(10,300,062)
Shares issued upon conversion from Class B	606,070	5,903,346

Net increase (decrease) in shares outstanding	(508,367)	$(4,396,716)

Year ended April 30, 2008:
Shares sold	1,975,627	$19,884,445
Shares issued in reinvestment of dividends	1,079,001	10,961,426
Shares reacquired	(6,634,428)	(67,479,426)

Net increase (decrease) in shares outstanding before conversion	(3,579,800)	(36,633,555)
Shares issued upon conversion from Class B	952,059	9,633,566

Net increase (decrease) in shares outstanding	(2,627,741)	$(26,999,989)

Class B
Six months ended October 31, 2008:
Shares sold	322,648	$3,109,601
Shares issued in reinvestment of dividends	53,188	504,054
Shares reacquired	(400,134)	(3,799,440)

Net increase (decrease) in shares outstanding before conversion	(24,298)	(185,785)
Shares reacquired upon conversion into Class A	(605,367)	(5,903,346)

Net increase (decrease) in shares outstanding	(629,665)	$(6,089,131)

Year ended April 30, 2008:
Shares sold	536,681	$5,465,112
Shares issued in reinvestment of dividends	113,529	1,155,434
Shares reacquired	(944,231)	(9,607,849)

Net increase (decrease) in shares outstanding before conversion	(294,021)	(2,987,303)
Shares reacquired upon conversion into Class A	(951,258)	(9,633,566)

Net increase (decrease) in shares outstanding	(1,245,279)	$(12,620,869)

Dryden Municipal Bond Fund	59

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended October 31, 2008:
Shares sold	862,392	$8,274,690
Shares issued in reinvestment of dividends	42,801	404,102
Shares reacquired	(258,917)	(2,458,301)

Net increase (decrease) in shares outstanding	646,276	$6,220,491

Year ended April 30, 2008:
Shares sold	627,780	$6,324,718
Shares issued in reinvestment of dividends	69,082	702,287
Shares reacquired	(809,992)	(8,209,881)

Net increase (decrease) in shares outstanding	(113,130)	$(1,182,876)

Class Z
Six months ended October 31, 2008:
Shares sold	409,008	$3,905,371
Shares issued in reinvestment of dividends	25,681	242,355
Shares reacquired	(194,450)	(1,823,155)

Net increase (decrease) in shares outstanding	240,239	$2,324,571

Year ended April 30, 2008:
Shares sold	409,234	$4,067,524
Shares issued in reinvestment of dividends	42,466	431,377
Shares reacquired	(367,417)	(3,679,740)

Net increase (decrease) in shares outstanding	84,283	$819,161

Dryden Municipal Bond Fund/Insured Series

Class A	Shares	Amount
Six months ended October 31, 2008:
Shares sold	304,112	$3,076,830
Shares issued in reinvestment of dividends	194,836	1,976,118
Shares reacquired	(1,049,680)	(10,614,928)

Net increase (decrease) in shares outstanding before conversion	(550,732)	(5,561,980)
Shares issued upon conversion from Class B	160,744	1,671,339

Net increase (decrease) in shares outstanding	(389,988)	$(3,890,641)

Year ended April 30, 2008:
Shares sold	479,696	$5,058,279
Shares issued in reinvestment of dividends and distributions	413,804	4,362,774
Shares reacquired	(2,624,771)	(27,655,732)

Net increase (decrease) in shares outstanding before conversion	(1,731,271)	(18,234,679)
Shares issued upon conversion from Class B	223,927	2,346,670

Net increase (decrease) in shares outstanding	(1,507,344)	$(15,888,009)

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Class B	Shares	Amount
Six months ended October 31, 2008:
Shares sold	135,357	$1,399,620
Shares issued in reinvestment of dividends	23,331	237,331
Shares reacquired	(170,120)	(1,685,658)

Net increase (decrease) in shares outstanding before conversion	(11,432)	(48,707)
Shares reacquired upon conversion into Class A	(160,276)	(1,671,339)

Net increase (decrease) in shares outstanding	(171,708)	$(1,720,046)

Year ended April 30, 2008:
Shares sold	254,100	$2,686,100
Shares issued in reinvestment of dividends and distributions	58,094	613,935
Shares reacquired	(498,705)	(5,229,905)

Net increase (decrease) in shares outstanding before conversion	(186,511)	(1,929,870)
Shares reacquired upon conversion into Class A	(223,236)	(2,346,670)

Net increase (decrease) in shares outstanding	(409,747)	$(4,276,540)

Class C
Six months ended October 31, 2008:
Shares sold	104,734	$1,075,062
Shares issued in reinvestment of dividends	5,125	52,077
Shares reacquired	(81,186)	(834,353)

Net increase (decrease) in shares outstanding	28,673	$292,786

Year ended April 30, 2008:
Shares sold	157,224	$1,668,494
Shares issued in reinvestment of dividends and distributions	12,100	127,809
Shares reacquired	(128,936)	(1,367,261)

Net increase (decrease) in shares outstanding	40,388	$429,042

Class Z
Six months ended October 31, 2008:
Shares sold	93,771	$950,881
Shares issued in reinvestment of dividends	3,955	39,988
Shares reacquired	(53,761)	(536,499)

Net increase (decrease) in shares outstanding	43,965	$454,370

Year ended April 30, 2008:
Shares sold	75,982	$794,493
Shares issued in reinvestment of dividends and distributions	6,497	68,409
Shares reacquired	(84,145)	(889,254)

Net increase (decrease) in shares outstanding	(1,666)	$(26,352)

Dryden Municipal Bond Fund	61

Notes to Financial Statements

(Unaudited) continued

Note 7. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

On September 12, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FASB Interpretation Number (“FIN”) 45-4 (“FSP 133-1”), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/ performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008. Management of the Fund is currently assessing the impact of adopting FSP No. FAS 133-1 and FIN 45-4.

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Financial Highlights

(Unaudited)

OCTOBER 31, 2008	SEMIANNUAL REPORT

Dryden Municipal Bond Fund

High Income Series/Insured Series

Financial Highlights

High Income Series

(Unaudited)

	Class A
	Six Months Ended October 31, 2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.82

Income (loss) from investment operations:
Net investment income	.26
Net realized and unrealized gain (loss) on investment transactions	(1.29)

Total from investment operations	(1.03)

Less Dividends:
Dividends from net investment income	(.25)

Net asset value, end of period	$8.54

Total Return(a):	(10.66)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$333,807
Average net assets (000)	$379,627
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.88	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.63	%(d)(e)
Net investment income	5.39	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	18	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Calculated based upon average shares outstanding during the period.
(d)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is .86% and .61% for the six-month period ended October 31, 2008, .84% and .59% for the year ended April 30, 2008 and .85% and ..60% for the year ended April 30, 2007, respectively.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended April 30,
2008		2007(c)		2006(c)	2005	2004

$10.53		$10.32		$10.33	$9.99	$10.11

.50		.53		.53	.51	.53
(.72)		.18		(.05)	.35	(.12)

(.22)		.71		.48	.86	.41

(.49)		(.50)		(.49)	(.52)	(.53)

$9.82		$10.53		$10.32	$10.33	$9.99

(2.11)%		6.94%		4.84%	8.81%	4.13%

$388,838		$444,751		$451,785	$459,598	$457,184
$411,884		$451,239		$458,445	$458,739	$479,691

.87	%(d)	.89	%(d)	.87%	.86%	.87%
.62	%(d)	.64	%(d)	.62%	.61%	.62%
4.96%		5.00%		5.14%	5.03%	5.25%

41%		33%		32%	29%	89%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	65

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended October 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.82

Income (loss) from investment operations:
Net investment income	.25
Net realized and unrealized gain (loss) on investment transactions	(1.29)

Total from investment operations	(1.04)

Less Dividends:
Dividends from net investment income	(.24)

Net asset value, end of period	$8.54

Total Return(a):	(10.78)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$31,248
Average net assets (000)	$38,378
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.13	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.63	%(c)(d)
Net investment income	5.13	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is 1.11% and .61% for the six-month period ended October 31, 2008, 1.09% and .59% for the year ended April 30, 2008 and 1.10% and ..60% for the year ended April 30, 2007, respectively.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended April 30,
2008		2007(b)		2006(b)	2005	2004

$10.53		$10.33		$10.34	$10.00	$10.11

.49		.50		.51	.49	.51
(.73)		.18		(.06)	.34	(.12)

(.24)		.68		.45	.83	.39

(.47)		(.48)		(.46)	(.49)	(.50)

$9.82		$10.53		$10.33	$10.34	$10.00

(2.35)%		6.67%		4.48%	8.53%	3.95%

$42,119		$58,278		$85,179	$141,832	$192,517
$50,205		$70,145		$112,213	$165,596	$219,376

1.12	%(c)	1.14	%(c)	1.12%	1.11%	1.12%
.62	%(c)	.64	%(c)	.62%	.61%	.62%
4.70%		4.74%		4.90%	4.78%	5.00%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	67

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended October 31, 2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.82

Income (loss) from investment operations:
Net investment income	.24
Net realized and unrealized gain (loss) on investment transactions	(1.29)

Total from investment operations	(1.05)

Less Dividends:
Dividends from net investment income	(.23)

Net asset value, end of period	$8.54

Total Return(a):	(10.88)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$29,084
Average net assets (000)	$29,646
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.38	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.63	%(d)(e)
Net investment income	4.92	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(c)	Calculated based upon average shares outstanding during the period.
(d)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is 1.36% and .61% for the six-month period ended October 31, 2008, 1.34% and .59% for the year ended April 30, 2008 and 1.35% and ..60% for the year ended April 30, 2007, respectively.
(e)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended April 30,
2008		2007(c)		2006(c)	2005	2004

$10.53		$10.33		$10.34	$10.00	$10.11

.45		.47		.48	.46	.48
(.72)		.18		(.05)	.35	(.11)

(.27)		.65		.43	.81	.37

(.44)		(.45)		(.44)	(.47)	(.48)

$9.82		$10.53		$10.33	$10.34	$10.00

(2.59)%		6.41%		4.23%	8.26%	3.69%

$27,097		$30,256		$26,611	$22,033	$24,599
$28,247		$28,519		$25,219	$23,042	$26,968

1.37	%(d)	1.39	%(d)	1.37%	1.36%	1.37%
.62	%(d)	.64	%(d)	.62%	.61%	.62%
4.46%		4.50%		4.64%	4.53%	4.75%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	69

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended October 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.81

Income (loss) from investment operations:
Net investment income	.27
Net realized and unrealized gain (loss) on investment transactions	(1.29)

Total from investment operations	(1.02)

Less Dividends:
Dividends from net investment income	(.26)

Net asset value, end of period	$8.53

Total Return(a):	(10.55)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,778
Average net assets (000)	$11,219
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.63	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.63	%(c)(d)
Net investment income	5.66	%(d)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is .61% and .61% for the six-month period ended October 31, 2008, .59% and .59% for the year ended April 30, 2008 and .60% and ..60% for the year ended April 30, 2007, respectively.
(d)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended April 30,
2008		2007(b)		2006(b)	2005	2004

$10.52		$10.31		$10.32	$9.98	$10.10

.53		.55		.56	.54	.56
(.72)		.19		(.06)	.34	(.12)

(.19)		.74		.50	.88	.44

(.52)		(.53)		(.51)	(.54)	(.56)

$9.81		$10.52		$10.31	$10.32	$9.98

(1.86)%		7.21%		5.08%	9.09%	4.41%

$10,037		$9,878		$8,547	$12,379	$14,087
$9,246		$9,335		$10,650	$11,451	$15,572

.62	%(c)	.64	%(c)	.62%	.61%	.62%
.62	%(c)	.64	%(c)	.62%	.61%	.62%
5.22%		5.25%		5.39%	5.29%	5.51%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/High Income Series	71

Financial Highlights

Insured Series

(Unaudited)

	Class A
	Six Months Ended October 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.44

Income from investment operations:
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	(.74)

Total from investment operations	(.54)

Less Dividends and Distributions:
Dividends from net investment income	(.20)
Distributions from net realized capital gains	—

Total dividends and distributions	(.20)

Net asset value, end of period	$9.70

Total Return(a):	(5.21)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$147,203
Average net assets (000)	$157,971
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.93	%(c)
Expenses, excluding distribution and service (12b-1) fees	.68	%(c)
Net investment income	3.93	%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	34	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended April 30,
2008	2007	2006	2005	2004

$10.73	$10.63	$10.98	$10.90	$11.59

.41	.41	.41	.41	.42
(.27)	.15	(.26)	.20	(.39)

.14	.56	.15	.61	.03

(.40)	(.40)	(.41)	(.41)	(.42)
(.03)	(.06)	(.09)	(.12)	(.30)

(.43)	(.46)	(.50)	(.53)	(.72)

$10.44	$10.73	$10.63	$10.98	$10.90

1.33%	5.42%	1.33%	5.74%	.13%

$162,546	$183,271	$201,121	$242,325	$257,738
$170,320	$192,676	$227,378	$249,074	$271,328

.91%	.90%	.93%	.91%	.90%
.66%	.65%	.68%	.66%	.65%
3.83%	3.77%	3.77%	3.72%	3.72%

14%	39%	34%	15%	71%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	73

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended October 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.46

Income from investment operations:
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	(.75)

Total from investment operations	(.56)

Less Dividends and Distributions:
Dividends from net investment income	(.19)
Distributions from net realized capital gains	—

Total dividends and distributions	(.19)

Net asset value, end of period	$9.71

Total Return(a):	(5.31)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$17,217
Average net assets (000)	$19,462
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.18	%(b)
Expenses, excluding distribution and service (12b-1) fees	.68	%(b)
Net investment income	3.67	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended April 30,
2008	2007	2006	2005	2004

$10.75	$10.65	$10.99	$10.91	$11.60

.38	.38	.39	.38	.40
(.27)	.16	(.26)	.20	(.40)

.11	.54	.13	.58	—

(.37)	(.38)	(.38)	(.38)	(.39)
(.03)	(.06)	(.09)	(.12)	(.30)

(.40)	(.44)	(.47)	(.50)	(.69)

$10.46	$10.75	$10.65	$10.99	$10.91

1.08%	5.15%	1.18%	5.45%	(.14)%

$20,332	$25,295	$30,328	$42,363	$51,432
$23,368	$27,057	$36,339	$48,258	$56,466

1.16%	1.15%	1.18%	1.16%	1.15%
.66%	.65%	.68%	.66%	.65%
3.58%	3.52%	3.52%	3.46%	3.47%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	75

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended October 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.45

Income (loss) from investment operations:
Net investment income	.18
Net realized and unrealized gain (loss) on investment transactions	(.74)

Total from investment operations	(.56)

Less Dividends and Distributions:
Dividends from net investment income	(.18)
Distributions from net realized capital gains	—

Total dividends and distributions	(.18)

Net asset value, end of period	$9.71

Total Return(a):	(5.44)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,704
Average net assets (000)	$5,834
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.43	%(c)
Expenses, excluding distribution and service (12b-1) fees	.68	%(c)
Net investment income	3.44	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% on the average daily net assets of the Class C shares.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended April 30,
2008	2007	2006	2005	2004

$10.75	$10.65	$10.99	$10.91	$11.60

.35	.35	.36	.35	.37
(.27)	.16	(.26)	.20	(.40)

.08	.51	.10	.55	(.03)

(.35)	(.35)	(.35)	(.35)	(.36)
(.03)	(.06)	(.09)	(.12)	(.30)

(.38)	(.41)	(.44)	(.47)	(.66)

$10.45	$10.75	$10.65	$10.99	$10.91

.74%	4.88%	.92%	5.18%	(.39)%

$5,842	$5,571	$5,971	$7,538	$7,629
$5,640	$5,539	$6,683	$7,706	$8,329

1.41%	1.40%	1.43%	1.41%	1.40%
.66%	.65%	.68%	.66%	.65%
3.34%	3.27%	3.27%	3.22%	3.21%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	77

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended October 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.42

Income from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	(.74)

Total from investment operations	(.53)

Less Dividends and Distributions:
Dividends from net investment income	(.21)
Distributions from net realized capital gains	—

Total dividends and distributions	(.21)

Net asset value, end of period	$9.68

Total Return(a):	(5.10)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,775
Average net assets (000)	$2,824
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.68	%(b)
Expenses, excluding distribution and service (12b-1) fees	.68	%(b)
Net investment income	4.19	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended April 30,
2008	2007	2006	2005	2004

$10.72	$10.62	$10.96	$10.89	$11.58

.43	.44	.44	.44	.45
(.28)	.15	(.26)	.19	(.39)

.15	.59	.18	.63	.06

(.42)	(.43)	(.43)	(.44)	(.45)
(.03)	(.06)	(.09)	(.12)	(.30)

(.45)	(.49)	(.52)	(.56)	(.75)

$10.42	$10.72	$10.62	$10.96	$10.89

1.48%	5.69%	1.67%	5.94%	.40%

$2,529	$2,618	$3,251	$4,565	$6,330
$2,397	$2,834	$3,913	$5,265	$7,365

.66%	.65%	.68%	.66%	.65%
.66%	.65%	.68%	.66%	.65%
4.09%	3.98%	4.02%	3.96%	3.98%

See Notes to Financial Statements.

Dryden Municipal Bond Fund/Insured Series	79

Approval of Advisory Agreements

High Income Series

The Board of Trustees (the “Board”) of Dryden Municipal Bond Fund oversees the management of the High Income Series (the “Fund”) and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 3-5, 2008 and approved the renewal of the agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five- and ten-year periods ending December 31, 2007, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 3-5, 2008.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Dryden Municipal Bond Fund

Approval of Advisory Agreements (continued)

High Income Series

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of High Income Series

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper High Yield Municipal Debt Funds Performance Universe)

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was in the first quartile over the one-year period, in the second quartile over the three-year period, and in the third quartile over the five- and 10-year periods. The Board also noted that the Fund outperformed its benchmark index over the one- and three-year periods, though it underperformed the index over the five- and ten-year periods. The Board concluded that, in light of the Fund’s competitive performance in more recent periods, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, waivers or expense caps) and total expenses both ranked in the Expense Group’s second quartile. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund’s effective fee rate reflected some of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale.

Dryden Municipal Bond Fund

Approval of Advisory Agreements (continued)

High Income Series

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to the reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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Approval of Advisory Agreements

Insured Series

The Board of Trustees (the “Board”) of Dryden Municipal Bond Fund oversees the management of the Insured Series (the “Fund”) and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 3-5, 2008 and approved the renewal of the agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five- and ten-year periods ending December 31, 2007, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 3-5, 2008.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Dryden Municipal Bond Fund

Approval of Advisory Agreements (continued)

Insured Series

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Insured Series

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Insured Municipal Debt Funds Performance Universe)

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was in the third quartile over the one-, three- and 10-year periods, and in the fourth quartile over the five-year period. The Board also noted that the Fund outperformed or performed competitively vis-à-vis its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one- and five-year periods. While the Board concluded that it would be in the interest of the Fund and its shareholders to renew the Agreement, it also decided to pursue strategic alternatives to address Fund performance.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, waivers or expense caps) and total expenses both ranked in the Expense Group’s second quartile. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund’s effective fee rate reflected some of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale.

Dryden Municipal Bond Fund

Approval of Advisory Agreements (continued)

Insured Series

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to the reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Series has delegated to the Series’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Series’ website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Municipal Bond Fund/High Income Series and Insured Series, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Series’ schedule of portfolio holdings is also available on the Series’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Bond Fund/High Income Series
Share Class	A	B	C	Z
NASDAQ	PRHAX	PMHYX	PHICX	PHIZX
CUSIP	262467103	262467202	262467301	262467400

Dryden Municipal Bond Fund/Insured Series
Share Class	A	B	C	Z
NASDAQ	PMIAX	PMINX	PMICX	PMIZX
CUSIP	262467509	262467608	262467707	262467806

MF133E2    IFS-A159496    Ed. 12/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Municipal Bond Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	December 19, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	December 19, 2008

*	Print the name and title of each signing officer under his or her signature.